Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2014
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Perkins Discovery Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed within 45 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,442
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,115
Perkins Discovery Fund | Investor Class | Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.43%
5 Years	rr_AverageAnnualReturnYear05	24.56%
10 Years	rr_AverageAnnualReturnYear10	8.51%
Perkins Discovery Fund | Investor Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.43%
5 Years	rr_AverageAnnualReturnYear05	24.40%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Perkins Discovery Fund | Investor Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.45%
5 Years	rr_AverageAnnualReturnYear05	20.24%
10 Years	rr_AverageAnnualReturnYear10	7.00%
Perkins Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Perkins Discovery Fund (the “Fund”) seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies with market capitalizations of under $1 billion at the time of purchase. The equity securities the Fund may purchase consist mostly of common stock, although the Fund may purchase preferred and convertible stocks.

In selecting investments,Perkins Capital Management, Inc.(the “Adviser”) seeks growth opportunities by investing in companies that it believes will appreciate in value. The Adviser seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some fundamental change. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. The Fund attempts to buy stocks of such companies when it believes the changes will result in higher earnings and/or a higher price-to-earnings ratio.

The Adviser will typically sell a holding when the reasons that the holding was purchased change. When a holding performs as anticipated, it may be sold when the Adviser’s price target is reached, when the holding becomes overvalued in the Adviser’s opinion, or when technical chart analysis indicates that a good sale point has been reached.

Note: Due to investment considerations, the Fund will close to new investors when it reaches $100 million in total assets. If the Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

There is a risk that you could lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time..

Equity Risk.  Since the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility.

Management Risk.   The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

Smaller Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities..

Small Portfolio Risk. Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40).  As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities index and additional indices provided to offer a broader market perspective.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The Fund was reorganized on October 26, 2012 from a series of Professionally Managed Portfolios, a Massachusetts business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”).  The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund.  While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-673-0550
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.theworldfundstrust.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns*
Annual Return 2004	rr_AnnualReturn2004	22.55%
Annual Return 2005	rr_AnnualReturn2005	1.13%
Annual Return 2006	rr_AnnualReturn2006	20.46%
Annual Return 2007	rr_AnnualReturn2007	4.31%
Annual Return 2008	rr_AnnualReturn2008	(51.52%)
Annual Return 2009	rr_AnnualReturn2009	65.26%
Annual Return 2010	rr_AnnualReturn2010	33.79%
Annual Return 2011	rr_AnnualReturn2011	(14.20%)
Annual Return 2012	rr_AnnualReturn2012	11.74%
Annual Return 2013	rr_AnnualReturn2013	41.43%
Bar Chart Closing	rr_BarChartClosingTextBlock	*The Fund's year-to-date return as of June 30, 2014 was 3.33%.
Highest Quarterly Return:	2Q, 2009	27.23%
Lowest Quarterly Return:	4Q, 2008	-30.24%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital  loss occurs upon redemption of Fund shares, a tax deduction is provided and benefits the investor.

Perkins Discovery Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.60%
5 Years	rr_AverageAnnualReturnYear05	15.40%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Perkins Discovery Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.32%
5 Years	rr_AverageAnnualReturnYear05	21.51%
10 Years	rr_AverageAnnualReturnYear10	7.62%
Perkins Discovery Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.00%
5 Years	rr_AverageAnnualReturnYear05	18.43%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Perkins Discovery Fund | Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	47.05%
5 Years	rr_AverageAnnualReturnYear05	23.51%
10 Years	rr_AverageAnnualReturnYear10	6.55%
[1]	Perkins Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 2.25% of the Fund's average net asset (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2015. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Adviser, or by the Adviser with the consent of the Board. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser, and the Board approves such reimbursement in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This table reflects the current expense cap rate effective July 29, 2014, which differs from the Financial Highlights section of this Prospectus.